Right to Use Assets and Lease Liabilities - Operating Leases (Details) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2021	Sep. 09, 2021	Aug. 31, 2021	Jun. 24, 2021	Jun. 08, 2021	May 24, 2021	Nov. 01, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Right to Use Assets and Lease Liabilities - Operating Leases (Details) [Line Items]
Lessee, Operating Lease, Term of Contract					8 years	7 years	8 years
Operating Lease, Expense								$ 153,300	$ 0	$ 212,500	$ 0	$ 10,642	$ 0
Operating Lease, Liability								3,194,263		3,194,263		321,004	0
Operating Lease, Right-of-Use Asset								3,052,351		3,052,351		$ 310,361	$ 0
Operating Lease, Right-of-Use Asset, Amortization Expense								$ 18,500	$ 0	$ 71,349	$ 0
Lessee, Operating Lease, Discount Rate								12.00%		12.00%		12.00%
Minimum [Member]
Right to Use Assets and Lease Liabilities - Operating Leases (Details) [Line Items]
Lessee, Operating Lease, Term of Contract	96 months	90 months	114 months	2 years 6 months
Operating Lease, Expense	$ 640,000	$ 489,000	$ 663,000	$ 244,000	$ 620,000	$ 673,000	$ 511,000